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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)

     or fiscal year ending:          12/31/03 (b)


Is this a transition report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: American General Life Insurance Company Separate
                         Account VL-R

    B.  File Number: 811-08561

    C.  Telephone Number: (713) 831-3216

2.  A.  Street:          Post Office Box 1591

    B.  City: Houston    C. State: TX    D. Zip Code: 77251    Zip Ext: 1591

    E.  Foreign Country: Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)           N

4.  Is this the last filing on this form by Registrant? (Y/N)            N

5.  Is Registrant a small business investment company (SBIC)?(Y/N)       N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?(Y/N)
    [If answer is "Y" (Yes) complete only items 111 through 132.]        Y

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have
        at the end of the period                                        _____

                                       01                        SEC 2100(10-93)

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For period ending 12/31/03                              If filing more than one
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File number 811- 08561


UNIT INVESTMENT TRUSTS

111.  A.  [/]  Depositor Name: American General Life Insurance Company

      B.  [/]  File Number (If any):___________________________________

      C.  [/]  City: Houston         State: TX   Zip Code: 77019   Zip Ext.:____

          [/]  Foreign Country:_____________ Foreign Postal Code: _____


111.  A.  [/]  Depositor Name: ________________________________________

      B.  [/]  File Number (If any): __________________________________

      C.  [/]  City:_________   State: __   Zip Code: _________    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____


112.  A.  [/]  Sponsor Name: American General Life Insurance Company

      B.  [/]  File Number (If any): __________________________________

      C.  [/]  City: Houston         State: TX   Zip Code: 77019   Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____


112.  A.  [/]  Sponsor Name: __________________________________________

      B.  [/]  File Number (If any): __________________________________

      C.  [/]  City:_________   State: __   Zip Code: _________    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____

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For period ending 12/31/03                              If filing more than one
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File number 811- 08561


113.  A.  [/]  Trustee Name: __________________________________________

      B.  [/]  City:_________   State: __   Zip Code: _________    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____


113.  A.  [/]  Trustee Name: __________________________________________

      B.  [/]  City:_________   State: __   Zip Code: _________    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____


114.  A.  [/]  Principal Underwriter Name: American General Equity Services
                                           Corporation

      B.  [/]  File Number: 8-15847

      C.  [/]  City  Houston       State: TX    Zip Code: 77019    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____


114.  A.  [/]  Principal Underwriter Name: ____________________________

      B.  [/]  File Number: ________

      C.  [/]  City:_________   State: __   Zip Code: _________    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____


115.  A.  [/]  Independent Public Accountant Name: PricewaterhouseCoopers LLP

      B.  [/]  City: Houston       State: TX    Zip Code: 77002    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____


115.  A.  [/]  Independent Public Accountant Name: ____________________

      B.  [/]  City:_________   State: __   Zip Code: _________    Zip Ext.:____

          [/]  Foreign Country: __________   Foreign Postal Code: _____

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For period ending 12/31/03                              If filing more than one
                                                        Page 49, "X" box: [_]

File number 811- 08561


116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies?(Y/N)    Y
                                                                           -----
                                                                            Y/N

     B.  [/] Identify the family in 10 letters AGLSEPACCT

             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance company?(Y/N)  Y
                                                                           -----
                                                                            Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/] Variable annuity contracts?(Y/N)                                N
                                                                           -----
                                                                            Y/N

     C.  [/] Scheduled premium variable life contracts?(Y/N)                 N
                                                                           -----
                                                                            Y/N

     D.  [/] Flexible premium variable life contracts?(Y/N)                  Y
                                                                           -----
                                                                            Y/N

     E.  [/] Other types of insurance products registered under the
             Securities Act of 1933?(Y/N)                                    N
                                                                           -----
                                                                            Y/N

118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
         period                                                              0

120. [/] State the total value of the portfolio securities on the date of
         deposit for the new series included in item 119($000's omitted)   $ 0

121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period                                  1

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
         period                                                              0

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For period ending 12/31/03                              If filing more than one
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File number 811- 08561


123. [/] State the total value of the additional units considered in
         answering item 122($000's omitted)                              $     0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                                $     0

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
         series of Registrant ($000's omitted)                           $ 4,304

126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.) ($000's omitted)         $     0

127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of      Total Assets       Total Income
                                                   Series          ($000's        Distributions
                                                 Investing         omitted)      ($000's omitted)
                                              ---------------  --------------   ------------------
A.    U.S. Treasury direct issue                   ______      $ ___________       $ ___________

B.    U.S. Government agency                       ______      $ ___________       $ ___________

C.    State and municipal tax-free                 ______      $ ___________       $ ___________

D.    Public utility debt                          ______      $ ___________       $ ___________

E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent               ______      $ ___________       $ ___________

F.    All other corporate intermed.
      & long-term debt                             ______      $ ___________       $ ___________

G.    All other corporate short-term debt          ______      $ ___________       $ ___________

H.    Equity securities of brokers or dealers
      or parents of brokers or dealers             ______      $ ___________       $ ___________

I.    Investment company equity securities         ______      $ ___________       $ ___________

J.    All other equity securities                    1         $    327,579        $    4,141

K.    Other securities                             ______      $ ___________       $ ___________

L.    Total assets of all series of
      registrant                                     1         $    327,579        $    4,141

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For period ending 12/31/03                              If filing more than one
                                                        Page 51, "X" box: [_]

File number 811- 08561

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer?(Y/N)                                 N
                                                                         -------
                                                                           Y/N

         [If answer is "N"(No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period?(Y/N)                 _______
                                                                           Y/N

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees?(Y/N)             _______
                                                                           Y/N

131. [/] Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)                   $ 1,924

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-____       811-____       811-____       811-____       811-____

     811-____       811-____       811-____       811-____       811-____

     811-____       811-____       811-____       811-____       811-____

     811-____       811-____       811-____       811-____       811-____

     811-____       811-____       811-____       811-____       811-____

     811-____       811-____       811-____       811-____       811-____

     811-____       811-____       811-____       811-____       811-____

     811-____       811-____       811-____       811-____       811-____

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 27th day of February, 2004.

AMERICAN GENERAL LIFE INSURANCE
COMPANY SEPARATE ACCOUNT VL-R
          (Name of Registrant)

BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
          (Name of Depositor)

By:  /s/ ROBERT F. HERBERT, JR.          Witness:  /s/ LAUREN W. JONES
    ----------------------------------            ------------------------------
         Robert F. Herbert, Jr.                     Lauren W. Jones
         Senior Vice President,                     Assistant Secretary
              Treasurer & Controller                American General Life
         American General Life                           Insurance Company
              Insurance Company